Amplify Transformational Data Sharing ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Banks - 4.2%
Customers Bancorp, Inc. (a)	126,083	$6,137,720
DBS Group Holdings Ltd.	328,712	10,523,406
NU Holdings Ltd./Cayman Islands - Class A (a)	1,713,719	17,754,129
		34,415,255

Commercial & Professional Services - 0.9%
CACI International, Inc. - Class A (a)	17,333	7,003,572

Consumer Discretionary Distribution & Retail - 4.3%
Alibaba Group Holding Ltd. - ADR	59,924	5,080,956
Beyond, Inc. (a)	2,403,119	11,847,376
MercadoLibre, Inc. (a)	10,852	18,453,175
		35,381,507

Consumer Services - 3.5%
Metaplanet, Inc. (a)	1,310,115	28,975,819

Financial Services - 31.1%(b)
Blackrock, Inc.	16,874	17,297,706
Block, Inc. (a)	349,437	29,698,651
CME Group, Inc.	68,250	15,849,697
Coinbase Global, Inc. - Class A (a)	141,663	35,174,923
Franklin Resources, Inc.	243,235	4,935,238
Galaxy Digital Holdings Ltd. (a)(c)	2,371,868	41,234,812
Mastercard, Inc. - Class A	16,682	8,784,241
Mogo, Inc. (a)(c)	1,282,477	1,744,169
PayPal Holdings, Inc. (a)	345,245	29,466,661
Robinhood Markets, Inc. - Class A (a)	1,026,879	38,261,511
SBI Holdings, Inc.	823,583	20,842,782
Visa, Inc. - Class A	24,116	7,621,621
WisdomTree, Inc. (c)	427,186	4,485,453
		255,397,465

Media & Entertainment - 2.9%
ROBLOX Corp. - Class A (a)	416,389	24,092,268

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	73,090	8,828,541
Broadcom, Inc.	45,880	10,636,819
NVIDIA Corp.	100,872	13,546,101
QUALCOMM, Inc.	55,220	8,482,896
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	52,338	10,336,232
		51,830,589

Software & Services - 32.6%(b)
Applied Digital Corp. (a)	1,680,732	12,840,792
BIGG Digital Assets, Inc. (a)	6,025,712	754,550
Bitdeer Technologies Group (a)(c)	903,656	19,582,226
Cipher Mining, Inc. (a)	3,860,712	17,913,704
Cleanspark, Inc. (a)(c)	2,375,309	21,876,596
Core Scientific, Inc. (a)	2,903,996	40,801,144
Digital Garage, Inc.	385,142	9,448,334
Hive Digital Technologies Ltd. (a)(c)	4,177,489	11,905,844
Hut 8 Corp. (a)	899,912	18,439,197
International Business Machines Corp.	102,879	22,615,891
MARA Holdings, Inc. (a)(c)	1,148,976	19,268,327
MicroStrategy, Inc. - Class A (a)	101,799	29,483,026
Opera Ltd. - ADR (c)	1,176,565	22,284,141
Riot Platforms, Inc. (a)(c)	1,538,757	15,710,709
Terawulf, Inc. (a)	850,394	4,813,230
		267,737,711

Technology Hardware & Equipment - 5.6%
Canaan, Inc. - ADR (a)(c)	4,636,613	9,505,057
CompoSecure, Inc. - Class A (c)	1,592,760	24,417,011
Dell Technologies, Inc. - Class C	107,011	12,331,947
		46,254,015
TOTAL COMMON STOCKS (Cost $691,275,084)		751,088,201

EXCHANGE TRADED FUNDS - 8.0%	Shares	Value
Bitwise Bitcoin ETF (a)(c)	206,761	10,513,797
Fidelity Wise Origin Bitcoin Fund (a)	207,348	16,915,450
Invesco Galaxy Bitcoin Etf (a)	112,670	10,513,238
iShares Bitcoin Trust ETF (a)	195,428	10,367,455
VanEck Bitcoin ETF/US (a)(c)	161,137	17,033,792
TOTAL EXCHANGE TRADED FUNDS (Cost $47,512,494)		65,343,732

CONVERTIBLE BONDS - 0.5%	Par	Value
Software & Services - 0.5%
Bitdeer Technologies Group, 8.50%, 08/15/2029	1,500,000	4,184,085
TOTAL CONVERTIBLE BONDS (Cost $1,526,611)		4,184,085

SHORT-TERM INVESTMENTS - 17.9%		Value
Investments Purchased with Proceeds from Securities Lending - 11.8%	Shares
First American Government Obligations Fund - Class X, 4.39% (d)	96,927,351	96,927,351

Money Market Funds - 6.1%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (d)	50,414,659	50,414,659
TOTAL SHORT-TERM INVESTMENTS (Cost $147,342,010)		147,342,010

TOTAL INVESTMENTS - 117.8% (Cost $887,656,199)		967,958,028
Liabilities in Excess of Other Assets - (17.8)%		(145,982,326)
TOTAL NET ASSETS - 100.0%		$821,975,702
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $92,568,603 which represented 11.3% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Transformational Data Sharing ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$751,088,201	$–	$–	$751,088,201
Exchange Traded Funds	65,343,732	–	–	65,343,732
Convertible Bonds	–	4,184,085	–	4,184,085
Investments Purchased with Proceeds from Securities Lending	96,927,351	–	–	96,927,351
Money Market Funds	50,414,659	–	–	50,414,659
Total Investments	$963,773,943	$4,184,085	$–	$967,958,028

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.